Investment Strategy - Bridgeway Emerging Markets Core Equity ETF	Jul. 22, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing all its investable assets in an actively managed portfolio consisting primarily of equity securities of companies in emerging markets as well as securities that are domiciled or have a significant portion of their business active in emerging markets. The Fund invests primarily in a diverse group of companies across market sectors, industry groups and countries and may, at times, emphasize its investments in a particular sector. The Fund may also invest in money market funds or other ETFs.
Under normal market conditions, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of emerging markets companies. The Adviser considers equity securities to be those of an emerging markets company if the company’s securities meet the criteria for inclusion or are included in the MSCI Emerging Markets Investable Market Index (IMI) (Net Return USD) (the “Index”). The Adviser also considers equity securities to be those of an emerging markets company if the company satisfies at least one of the following criteria and the weight given to each of these factors will vary depending on the circumstances in a given case: (i) its securities are traded principally on stock exchanges in one or more emerging market countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more emerging market countries; (iii) it maintains 50% or more of its assets in one or more emerging market countries; (iv) it is organized under the laws of an emerging market country; or (v) its principal executive office is located in an emerging market country. The countries comprising the Index as of the date of this Prospectus include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Emerging markets are generally markets which have yet to reach a level of maturity associated with developed foreign stock markets, and some emerging market countries may be considered to be “frontier market” countries. The Fund will have investment exposure to regional, sector and industry weightings and risk characteristics generally similar to those of the Index, although the Fund may, at times, emphasize one or more particular regions, sectors or industries.
The investment universe will be primarily defined based on the monthly constituents of the Index. The Adviser may not necessarily sell an equity security when it moves out of the Index, and, at times, the Adviser may invest in an equity security that was a historical member of the Index but is not in the Index currently or may invest in an equity security that the Adviser believes will be coming into the Index in the near future. The Index includes large, mid and small capitalization companies across emerging markets countries. In implementing its investment strategies, the Fund will focus on systematic application of fundamental analysis for companies in the Index.
While the Index includes large-, mid‑ and small‑cap companies, the Fund primarily invests in equity securities of small- and mid‑cap companies. The Adviser selects securities based on a systematic approach that considers fundamental measures such as value (e.g., price‑to‑earnings ratio), indicators of quality (e.g., return on equity), and investor sentiment (e.g., the general prevailing mood of investors toward the price development of a security). The measures are weighted differently depending on the type of company, as determined by the Adviser’s proprietary assessment of the capital intensity of the business. “Capital intensity” varies based on the extent to which the value of the security depends on intangible assets (e.g., research and development, software, data, brand, networks, and organizational capital) versus primarily tangible assets (e.g., physical plants and stockpiled materials). A differentiated approach to portfolio construction driven by risk analysis relative to the Index will also be a key element of the Fund’s investment strategy. For instance, the portfolio active share contribution by sector and country will be generally proportional to the weight of that sector or country in the Index to avoid excessive concentration of risk in any industry or country. Risk tools will monitor departures of sector and country weightings from the Index. The Adviser will select stocks to buy from higher-ranked stocks and select stocks to sell from those whose rankings have decreased, subject to overall risk controls and portfolio construction criteria. The Fund may invest in equity securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The Adviser’s investment process will incorporate environmental, social, and governance (“ESG”) information (MSCI ESG score), when available, as a consideration in the ongoing assessment of a subset (approximately less than 5% as of the date of the Prospectus) of potential portfolio securities when determining how to align the Fund with the weightings of the Index.
The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing all its investable assets in an actively managed portfolio consisting primarily of equity securities of companies in emerging markets as well as securities that are domiciled or have a significant portion of their business active in emerging markets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a diverse group of companies across market sectors, industry groups and countries and may, at times, emphasize its investments in a particular sector. The Fund may also invest in money market funds or other ETFs.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of emerging markets companies.